Other Receivables	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
Other receivables	Note 5 — Other receivables
	December 31, 2022	December 31, 2021
	U.S. dollars in thousands
Government agencies	$24	$102
Prepaid expenses	124	132
Other	107	76
	$255	$310